Bank Borrowings (Details) - Schedule of Bank Borrowings - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Bank Borrowings (Details) - Schedule of Bank Borrowings [Line Items]
Total bank borrowings	$ 13,405,816	$ 15,813,022
DBS Bank Hong Kong Limited [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings [Line Items]
Maturity date	November 2027
Currency	HKD
Weighted- average interest rate	3.80%	2.80%
Total bank borrowings	$ 3,515,952	$ 2,250,626
Bank of China (Hong Kong) Limited [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings [Line Items]
Maturity date	June 2027
Currency	HKD
Weighted- average interest rate	6.40%	2.50%
Total bank borrowings	$ 6,393,244	$ 8,403,810
Hang Sang Bank Limited [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings [Line Items]
Maturity date	August 2023
Currency	HKD
Weighted- average interest rate	6.30%	3.80%
Total bank borrowings	$ 3,496,620	$ 4,139,016
Industrial and Commercial Bank of China (Asia) Limited [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings [Line Items]
Maturity date	July 2022
Currency	HKD
Weighted- average interest rate		2.20%
Total bank borrowings		$ 1,019,570